CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended
	Oct. 14, 2020	Sep. 30, 2020	Oct. 14, 2019
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ (5,000)	$ (5,000)
Changes in operating assets and liabilities:
Prepaid expenses	(26,800)
Net cash used in operating activities	(31,800)	(5,000)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(805,000,000)
Net cash used in investing activities	(805,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000	25,000
Advance from related party	5,000	5,000
Proceeds from sale of Units, net of underwriting discounts paid	791,000,000
Proceeds from promissory note - related party	400,000	400,000
Proceeds from sale of Private Placement Warrants	16,000,000
Repayment of promissory note - related party	(400,000)
Payment of offering costs	(316,201)	(280,416)
Net cash provided by financing activities	806,713,799	149,584
Net Change in Cash	1,681,999	144,584
Cash - Beginning	0	0
Cash - Ending	1,681,999	144,584	$ 1,681,999
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption	773,360,930
Deferred underwriting fee	28,175,000
Offering costs included in accrued offering costs	$ 167,861
Deferred offering costs included in accrued offering costs		$ 41,179